Consolidated Statement of Changes in Equity - USD ($)	Total	Share capital [Member]	Contributed Surplus Member	Deficit Member	Warrants Member	Accumulated Other Comprehensive Member
Balance, amount at Sep. 30, 2021	$ (2,122)	$ 102,498	$ 4,903	$ (119,760)	$ 4,687	$ 5,550
Statement [Line Items]
Stock-based compensation	3,223	0	3,223	0	0	0
Issue of shares	780	780	0	0	0	0
Issue of broker warrants	38	0	0	0	38	0
Exercise of options	0	27	(27)	0	0	0
Currency translation differences	585	0	0	0	0	585
Net loss for the year	(9,211,000)	0	0	(9,211)	0	0
Balance, amount at Sep. 30, 2022	(6,707,000)	103,305	8,099	(128,971)	4,725	6,135
Statement [Line Items]
Stock-based compensation	1,167	0	1,167	0	0	0
Issue of shares	7,306	7,306	0	0	0	0
Exercise of options	0	17	(17)	0	0	0
Currency translation differences	525	0	0	0	0	525
Net loss for the year	(1,479,000)	0	0	(1,479)	0	0
Exercise of warrants	4,413	4,413		0	0	0
Revaluation of property	1,921	0	0	0	0	1,921
Balance, amount at Sep. 30, 2023	$ 7,146,000	$ 115,041	$ 9,249	$ (130,450)	$ 4,725	$ 8,581